Fair Value of Assets Acquired and Liabilities Assumed - GT Life Sciences, Inc. (Detail) (GT Life Sciences, Inc. [Member], USD $) In Thousands, unless otherwise specified	Oct. 05, 2011
GT Life Sciences, Inc. [Member]
Business Acquisition [Line Items]
Cash	$ 21
Other receivables	161
Related party receivable	33
Prepaid expenses and other	1
Property and equipment	32
Intangible assets	14,094
Total assets acquired	14,342
Accounts payable	55
Accrued compensation and benefits	29
Other accrued liabilities	8
Total liabilities assumed	92
Net assets acquired	$ 14,250